NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated September 26, 2013 to the Loomis Sayles Funds Prospectuses, each dated February 1, 2013,

as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Securitized Asset Fund
Loomis Sayles High Income Opportunities Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Institutional High Income Fund

Effective immediately, the following disclosure within the sub-section “How Fund Shares Are Priced” within the section “General Information” is hereby amended and restated as follows:

•	Bilateral Swaps – market value based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.

•	Centrally Cleared Swaps – settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Supplement dated September 26, 2013 to the Natixis Funds Prospectuses, each dated February 1, 2013,

as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Global Equity and Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles High Income Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles International Bond Fund	Loomis Sayles Value Fund

Effective immediately, the following disclosure within the sub-section “How Fund Shares Are Priced” within the section “Fund Services” is hereby amended and restated as follows:

•	Bilateral Swaps – market value based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.

•	Centrally Cleared Swaps – settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Supplement dated September 26, 2013 to the Natixis Funds Prospectus, dated April 1, 2013,

as may be revised or supplemented from time to time, for the following funds.

Gateway International Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Loomis Sayles Capital Income Fund	Vaughan Nelson Select Fund

Effective immediately, the following disclosure within the sub-section “How Fund Shares Are Priced” within the section “Fund Services” is hereby amended and restated as follows:

•	Bilateral Swaps – market value based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.

•	Centrally Cleared Swaps – settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

•	Swaptions – mid prices (between the bid price and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.

•	Options – domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price. International index options traded on foreign exchanges are valued at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations. Over-the-counter (“OTC”) currency options and OTC options on exchange-traded funds (“ETFs”) are priced at the mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. OTC international index options are valued at the most recent settlement prices supplied by an independent pricing service. Other OTC options contracts (including currency options, options on ETFs and international index options not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. For options trading in foreign markets, if the Fund believes that an occurrence after the close of that market will materially affect the option’s value, the option may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair-valuing their options, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

Supplement dated September 26, 2013 to the Natixis Funds Prospectuses, each dated May 1, 2013,

as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	Loomis Sayles Multi-Asset Real Return Fund
ASG Diversifying Strategies Fund	Loomis Sayles Strategic Alpha Fund
ASG Global Alternatives Fund	McDonnell Intermediate Municipal Bond Fund
ASG Managed Futures Strategy Fund	Natixis Diversified Income Fund
CGM Advisor Targeted Equity Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis U.S. Multi-Cap Equity Fund
Hansberger International Fund	Vaughan Nelson Small Cap Value Fund
Harris Associates Large Cap Value Fund	Vaughan Nelson Value Opportunity Fund

Effective immediately, the following disclosure within the sub-section “How Fund Shares Are Priced” within the section “Fund Services” is hereby amended and restated as follows:

•	Bilateral Swaps – market value based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.

•	Centrally Cleared Swaps – settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated September 26, 2013 to the Loomis Sayles Funds Statement of Additional Information, dated February 1, 2013,

as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund

Effective immediately, the following disclosure within the section “Net Asset Value” is hereby amended and restated as follows:

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities (including closed-end investment companies and exchange-traded funds (“ETFs”)), exchange-traded notes, rights, and warrants for which market quotations are readily available, are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sales price may be available from the foreign exchange or market. In those cases, the official close price will be used to value equity securities. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to each Fund by an independent pricing service recommended by the investment adviser and approved by each Board, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans shall be priced at bid prices supplied by an independent pricing service, if available. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service does not price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price. Other exchange-traded options are valued at the average of the closing bid and asked quotation. Currency options are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service. Other over-the-counter options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. These broker-dealer quotations for currency options will be either the bid for a long transaction or the ask for a short transaction. Futures are valued at their most recent settlement price. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Centrally cleared credit default swap indices and centrally cleared interest rate swaps are priced at the settlement prices of the clearinghouse on which the contracts were traded if available, or prices obtained from broker-dealers. Commodity index total return swaps are valued based on the closing price of the reference asset that is supplied by an independent pricing service if available, or quotations from a broker-dealer. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Boards.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, when each Fund computes the NAV of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board that events materially affecting the value of a Fund’s securities have occurred during such period, then these securities may be fair valued at the time a Fund determines its NAV by or pursuant to procedures adopted by the Board. When fair valuing its securities, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s NAV is calculated.

Supplement dated September 26, 2013 to the Loomis Sayles Funds Statement of Additional Information, dated February 1, 2013,

as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Fixed Income Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Institutional High Income Fund

Effective immediately, the following disclosure within the section “Net Asset Value” is hereby amended and restated as follows:

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities (including closed-end investment companies and exchange-traded funds(“ETFs”)), exchange-traded notes, rights, and warrants for which market quotations are readily available, are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sales price may be available from the foreign exchange or market. In those cases, the official close price will be used to value equity securities. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to each Fund by an independent pricing service recommended by the investment adviser and approved by each Board, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans shall be priced at bid prices supplied by an independent pricing service, if available. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service does not price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price. Other exchange-traded options are valued at the average of the closing bid and asked quotation. Currency options are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service. Other over-the-counter options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. These broker-dealer quotations for currency options will be either the bid for a long transaction or the ask for a short transaction. Futures are valued at their most recent settlement price. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Centrally cleared credit default swap indices and centrally cleared interest rate swaps are priced at the settlement prices of the clearinghouse on which the contracts were traded if available, or prices obtained from broker-dealers. Commodity index total return swaps are valued based on the closing price of the reference asset that is supplied by an independent pricing service if available, or quotations from a broker-dealer. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, when each Fund computes the NAV of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board that events materially affecting the value of a Fund’s securities have occurred during such period, then these securities may be fair valued at the time a Fund determines its NAV by or pursuant to procedures adopted by the Board. When fair valuing its securities, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s NAV is calculated.

Supplement dated September 26, 2013 to the Loomis Sayles Funds Statement of Additional Information, dated February 1, 2013,

as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles High Income Opportunities Fund	Loomis Sayles Securitized Asset Fund

Effective immediately, the following disclosure within the section “Net Asset Value” is hereby amended and restated as follows:

The total NAV of each Fund (the excess of the assets of such Fund over the liabilities) is determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities (including closed-end investment companies and exchange-traded funds (“ETFs”)), exchange-traded notes, rights, and warrants for which market quotations are readily available, are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sales price may be available from the foreign exchange or market. In those cases, the official close price will be used to value equity securities. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted securities are generally valued on the basis of evaluated bids furnished to each Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans shall be priced at bid prices supplied by an independent pricing service, if available. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service does not price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotation. Options on futures contracts are valued using the current settlement price. Other exchange-traded options are valued at the average of the closing bid and asked quotation. Currency options are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service. Other over-the-counter options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. These broker-dealer quotations for currency options will be either the bid for a long transaction or the ask for a short transaction. Futures are valued at their most recent settlement price. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Centrally cleared credit default swap indices and centrally cleared interest rate swaps are priced at the settlement prices of the clearinghouse on which the contracts were traded if available, or prices obtained from broker-dealers. Commodity index total return swaps are valued based on the closing price of the reference asset that is supplied by an independent pricing service, if available, or quotations from a broker-dealer. Forward foreign currency contracts are valued using interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, when each Fund computes the NAV of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board of Trustees that events materially affecting the value of a Fund’s securities have occurred during such period, then these securities may be fair valued at the time a Fund determines its NAV by or pursuant to procedures adopted by the Board of Trustees. When fair valuing its securities, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s NAV is calculated.

Supplement dated September 26, 2013 to the Natixis Funds Statement of Additional Information, dated February 1, 2013,

as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Global Equity and Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles High Income Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles International Bond Fund	Loomis Sayles Value Fund

Effective immediately, the following disclosure within the section “Net Asset Value” is hereby amended and restated as follows:

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities (including closed-end investment companies and exchange-traded funds (“ETFs”)), exchange-traded notes, rights, and warrants for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sales price may be available from the foreign exchange or market. In those cases, the official close price will be used to value equity securities. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to each Fund by an independent pricing service recommended by the investment adviser and approved by the Board, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans shall be priced at bid prices supplied by an independent pricing service, if available. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service does not price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price. Other exchange-traded options are valued at the average of the closing bid and asked quotation. Currency options are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service. Other over-the-counter options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. These broker-dealer quotations for currency options will be either the bid for a long transaction or the ask for a short transaction. Futures are valued at their most recent settlement price. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Commodity index total return swaps are valued based on the closing price of the reference asset that is supplied by an independent pricing service, if available, or quotations from a broker-dealer. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Centrally cleared credit default swap indices and centrally cleared interest rate swaps are priced at the settlement prices of the clearinghouse on which the contracts were traded if available, or prices obtained from broker-dealers. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, when each Fund computes the NAV of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board that events materially affecting the value of a Fund’s securities have occurred during such period, then these securities may be fair valued at the time a Fund determines its NAV by or pursuant to procedures adopted by the Board. When fair valuing its securities, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s NAV is calculated.

Supplement dated September 26, 2013 to the Natixis Funds Statement of Additional Information, dated April 1, 2013,

as may be revised or supplemented from time to time, for the following funds.

Gateway International Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Loomis Sayles Capital Income Fund	Vaughan Nelson Select Fund

Effective immediately, the following disclosure within the section “Net Asset Value” is hereby amended and restated as follows:

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities (including closed-end investment companies and exchange-traded funds (“ETFs”)), exchange-traded notes, rights, and warrants for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the applicable Adviser or Subadviser and approved by the Board. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sales price may be available from the foreign exchange or market. In those cases, the official close price will be used to value equity securities. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to each Fund by an independent pricing service recommended by the applicable Adviser or Subadviser and approved by the Board, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service does not price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price. International exchange-traded index options are valued at the settlement price. Other exchange-traded options (i.e., options on domestic indices, foreign securities, currencies and other financial contracts) are valued at the average of the closing bid and ask quotations. Over-the-Counter (“OTC”) international index options are valued at the most recent settlement prices supplied by an independent pricing service as of the close of the local market. Swaptions are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. OTC currency options and OTC options on ETFs are priced at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Other OTC options contracts (including international index options, swaptions, currency options and options on ETFs not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. These broker-dealer quotations for currency options will be either the bid for a long transaction or the ask for a short transaction. Futures are valued at the most recent settlement price. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Centrally cleared credit default swap indices and centrally cleared interest rate swaps are priced at the settlement prices of the clearinghouse on which the contracts were traded if available, or prices obtained from broker-dealers. Commodity index total return swaps are valued based on the closing price of the reference asset that is supplied by an independent pricing service, if available, or quotations from a broker-dealer. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and other instruments for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the applicable Adviser or Subadviser using consistently applied procedures under the general supervision of the Board.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities or other instruments in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities or other instruments traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities or other instruments principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities or other instruments principally trade. Securities or other instruments principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, when each Fund computes the NAV of its shares. Occasionally, events affecting the value of securities or other instruments principally traded outside the United States may occur between the completion of substantial trading of such securities or other instruments for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board that events materially affecting the value of a Fund’s securities or other instruments have occurred during such period, then these securities or other instruments may be fair valued at the time a Fund determines its NAV by or pursuant to procedures adopted by the Board. When fair valuing its securities or other instruments, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other instruments market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s NAV is calculated.

Supplement dated September 26, 2013 to the Natixis Funds Statement of Additional Information, dated May 1, 2013,

as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	Natixis Oakmark International Fund
CGM Advisor Targeted Equity Fund	Natixis U.S. Multi-Cap Equity Fund
Hansberger International Fund	Vaughan Nelson Small Cap Value Fund
Harris Associates Large Cap Value Fund	Vaughan Nelson Value Opportunity Fund
Natixis Diversified Income Fund

Effective immediately, the following disclosure within the section “Net Asset Value” is hereby amended and restated as follows:

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. Each Fund will not price its shares on the following holidays:

New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities (including closed-end investment companies and exchange-traded funds (“ETFs”)), exchange-traded notes, rights, and warrants for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the applicable Adviser or Subadviser and approved by the Board. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sales price may be available from the foreign exchange or market. In those cases, the official close price will be used to value equity securities. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to each Fund by an independent pricing service recommended by the applicable Adviser or Subadviser and approved by the Board, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service does not price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price. Other exchange-traded options (i.e. options on domestic indices, foreign securities, currencies and other financial contracts) are valued at the average of the closing bid and ask quotations. Currency options are priced at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Swaptions are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Other OTC options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. These broker-dealer quotations for currency options will be either the bid for a long transaction or the ask for a short transaction. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Centrally cleared credit default swap indices and centrally cleared interest rate swaps are priced at the settlement prices of the clearinghouse on which the contracts were traded if available, or prices obtained from broker-dealers. Commodity index total return swaps are valued based on the closing price of the reference asset that is supplied by an independent pricing service, if available, or quotations from a broker-dealer. Futures are valued at the most recent settlement price. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and other instruments for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the applicable Adviser or Subadviser using consistently applied procedures under the general supervision of the Board.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities or other instruments in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities or other instruments traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities or other instruments principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities or other instruments principally trade. Securities or other instruments principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, when each Fund computes the NAV of its shares. Occasionally, events affecting the value of securities or other instruments principally traded outside the United States may occur between the completion of substantial trading of such securities or other instruments for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board that events materially affecting the value of a Fund’s securities or other instruments have occurred during such period, then these securities or other instruments may be fair valued at the time a Fund determines its NAV by or pursuant to procedures adopted by the Board. When fair valuing its securities or other instruments, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other instruments market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s NAV is calculated.

Supplement dated September 26, 2013 to the Natixis Funds Statement of Additional Information, dated May 1, 2013,

as may be revised or supplemented from time to time, for the following funds.

ASG Diversifying Strategies Fund	Loomis Sayles Multi-Asset Real Return Fund
ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund	McDonnell Intermediate Municipal Bond Fund
Gateway Fund

Effective immediately, the following disclosure within the section “Net Asset Value” is hereby amended and restated as follows:

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities (including closed-end investment companies and exchange-traded funds (“ETFs”)), exchange-traded notes, rights, and warrants for which market quotations are readily available, are valued at market value, as reported by independent pricing services recommended by the applicable Adviser or Subadviser and approved by the Board. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sales price may be available from the foreign exchange or market. In those cases, the official close price will be used to value equity securities. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to each Fund by an independent pricing service recommended by the applicable Adviser or Subadviser and approved by the Board, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service does not price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts (including options on ETFs) are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price. Other exchange-traded options (i.e., options on domestic indices, foreign securities, currencies and other financial contracts) are valued at the average of the closing bid and asked quotation. Currency options are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Swaptions are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Other over-the-counter options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. These quotations will be either the bid for a long transaction or the ask for a short transaction. Under normal market conditions, the Funds will generally consider the value of domestic exchange-traded index options determined at the close of trading on the Chicago Board Options Exchange (the “CBOE”) (normally 4:15 p.m., Eastern Time) to be the value at the close of the NYSE (normally 4:00 p.m., Eastern Time). However, if under the Funds’ valuation procedures a significant change in the value of the S&P 500 contracts is considered to have occurred between the close of the NYSE and the close of the CBOE, the Funds will consider the closing price on the CBOE to not reflect the value of the index options at the close of the NYSE. In such circumstances the index options will be fair valued by or pursuant to procedures approved by the Board. On the last business day of the month, the

Gateway Fund will fair value index options using the closing rotation values published by the CBOE. Futures are valued at the most recent settlement price. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Commodity index total return swaps are valued based on the closing price of the reference asset that is supplied by an independent pricing service, if available, or quotations from a broker-dealer. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Centrally cleared credit default swap indices and centrally cleared interest rate swaps are priced at the settlement prices of the clearinghouse on which the contracts were traded if available, or prices obtained from broker-dealers. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and other instruments for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the applicable Adviser or Subadviser using consistently applied procedures under the general supervision of the Board.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities or other instruments in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities or other instruments traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities or other instruments principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities or other instruments principally trade. Securities or other instruments principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, when each Fund computes the NAV of its shares. Occasionally, events affecting the value of securities or other instruments principally traded outside the United States may occur between the completion of substantial trading of such securities or other instruments for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board that events materially affecting the value of a Fund’s securities or other instruments have occurred during such period, then these securities or other instruments may be fair valued at the time a Fund determines its NAV by or pursuant to procedures adopted by the Board. When fair valuing its securities or other instruments, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other instruments market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s NAV is calculated.